Revenues - Schedule of Revenues (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
Schedule of Revenues [Line Items]
Total revenue	RM 63,765,238	$ 15,147,576	RM 32,359,976
Revenue from services [Member]
Schedule of Revenues [Line Items]
Total revenue	39,978,933	9,497,085	22,395,376
Revenue from tangible products [Member]
Schedule of Revenues [Line Items]
Total revenue	23,410,105	5,561,124	9,964,600
Revenue from rental [Member]
Schedule of Revenues [Line Items]
Total revenue	376,200	89,367
Revenue from non-related parties [Member]
Schedule of Revenues [Line Items]
Total revenue	63,765,238	15,147,576	32,359,976
Performance obligation satisfied at point in time [Member] | Revenue from services [Member]
Schedule of Revenues [Line Items]
Total revenue	39,978,933	9,497,085	22,395,376
Performance obligation satisfied at point in time [Member] | Revenue from tangible products [Member]
Schedule of Revenues [Line Items]
Total revenue	23,410,105	5,561,124	9,964,600
Performance obligation satisfied at point in time [Member] | Revenue from rental [Member]
Schedule of Revenues [Line Items]
Total revenue	63,765,238	15,147,576	32,359,976
Performance obligation satisfied at point in time [Member] | Subscription services [Member]
Schedule of Revenues [Line Items]
Total revenue	18,062,859	4,290,872	9,680,695
Performance obligation satisfied at point in time [Member] | Software consultation and development services [Member]
Schedule of Revenues [Line Items]
Total revenue	8,186,078	1,944,621	4,684,825
Performance obligation satisfied at point in time [Member] | Social media management services [Member]
Schedule of Revenues [Line Items]
Total revenue	5,257,407	1,248,909	3,328,210
Performance obligation satisfied at point in time [Member] | Data management & analysis services [Member]
Schedule of Revenues [Line Items]
Total revenue	8,472,589	2,012,683	4,701,646
Performance obligation satisfied at point in time [Member] | Food ordering kiosk with screen [Member]
Schedule of Revenues [Line Items]
Total revenue	14,182,090	3,368,988	4,928,245
Performance obligation satisfied at point in time [Member] | Power bank charging station [Member]
Schedule of Revenues [Line Items]
Total revenue	9,228,015	2,192,136	5,036,355
Performance obligation satisfied at point in time [Member] | Coffee Machine Kiosk Rental [Member]
Schedule of Revenues [Line Items]
Total revenue	RM 376,200	$ 89,367